Basis of Presentation, Liquidity and Summary of Significant Accounting Policies (Details 4) (USD $)	3 Months Ended	9 Months Ended				9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 3 [Member] Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2012				$ 933,000
Fair value of derivative warrants issued in connection with share purchase agreement (see Note 3)		1,099,000				1,099,000
Adjustments to fair value (reflected in other income)	166,000	(166,000)				(166,000)
Balance at September 30, 2013				$ 933,000		$ 933,000